ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY
NOTE 11 — ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY
Dole continuously reviews its assets in order to identify those assets that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held-for-sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. For property classified as held-for-sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property specifically classified as actively marketed is uncertain.
Assets held-for-sale
As of December 31, 2023 and December 31, 2022, assets held for sale were $1.8 million and $0.6 million, respectively, of property, plant and equipment. There were no liabilities held for sale as of December 31, 2023 and December 31, 2022. During the year ended December 31, 2023, Dole approved and committed to sell two vessels and a number of properties in Latin America in the Fresh Fruit reportable segment, two properties in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment, one property in Ireland in the Diversified Fresh Produce – EMEA reportable segment and certain assets in the U.S. that are excluded from the Vegetables exit process. As a result, assets with total net book values of $1.1 million, $3.2 million, $0.2 million and $6.9 million, respectively were transferred to assets held for sale. During the year ended December 31, 2022, Dole approved and committed to sell two buildings in Europe in the Diversified Produce – EMEA reportable segment, one property in North Carolina in the Diversified Produce – Americas & ROW reportable segment and one property in Latin America in the Fresh Fruit reportable segment. As a result, related assets with a total net book value of $2.8 million, $0.3 million and $0.2 million, respectively, were transferred to assets held for sale.
In the year ended December 31, 2023, Dole sold the two vessels and properties in Latin in the Fresh Fruit reportable segment, three properties in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment and the assets in the U.S. that are excluded from the Vegetables exit process, with a total net book value of $10.0 million, at a total gain of $20.8 million. In the year ended December 31, 2022, Dole sold two buildings in Europe in the Diversified Fresh Produce – EMEA reportable segment, with a total net book value of $2.8 million, at a total gain of $7.8 million. In the year ended December 31, 2021, Dole sold two vessels and a property in Latin America in the Fresh Fruit reportable segment, a ranch in North America and a Corporate-owned plane, with a total net book value of $21.7 million. There were no gains or losses on the sales.
A rollforward of assets held-for-sale for the years ended December 31, 2023 and December 31, 2022 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$200
Additions	3,339
Reclassifications	(120)
Sales	(2,774)
Balance as of December 31, 2022	645
Additions	11,315
Sales	(9,978)
Other	(150)
Balance as of December 31, 2023	$1,832
Actively marketed property
As of December 31, 2023 and December 31, 2022, actively marketed property was $13.8 million and $31.0 million, respectively, and consisted entirely of land in Hawaii in the Fresh Fruit reportable segment. In the years ended December 31, 2023 and December 31, 2022, Dole sold actively marketed Hawaii land, with net book values of $17.2 million and $20.7 million, respectively, at total gains of $31.7 million and $2.5 million, respectively. In the year ended December 31, 2021, Dole sold actively marketed Hawaii land, with a net book value of $2.4 million, and there were no gains or losses on the sale.
A rollforward of actively marketed property for the years ended December 31, 2023 and December 31, 2022 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2021	$50,364
Measurement period adjustments	1,303
Land sales	(20,660)
Balance as of December 31, 2022	31,007
Land sales	(17,226)
Balance as of December 31, 2023	$13,781
See Note 4 “Acquisitions and Divestitures” for additional detail on measurement period adjustments.